GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill activity

Goodwill
Balances at December 31, 2023	$–
Impairment of goodwill pertaining to Optilan	–
Balances at June 30, 2024	$–

Schedule of patents

	June 30, 2024	December 31, 2023
Patents	$904,269	$904,269
Less: accumulated amortization	(676,120)	(650,606)
Patents, net	$228,149	$253,663

Schedule of future expected amortization of patents

As of December 31,
2024	$51,028
2025	51,028
2026	51,028
2027	51,028
Thereafter	49,551
Total patents	$253,663